Share based compensation (Tables)	12 Months Ended
Mar. 31, 2021
Summary of Share Option Activity	A summary of share option activity during the years ended March 31, 2020 and March 31, 2021 is set out below:
	Number of options	Weighted average exercise price in INR
Options outstanding as of March 31, 2019	1,493,237	726
Granted	25,760	918
Exercised	(117,216)	129
Forfeited	(531,716)	832
Expired	-	-
Options outstanding as of March 31, 2020	870,065	756
Vested and exercisable as of March 31, 2020	601,636	727

	Number of options	Weighted average exercise price in INR
Options outstanding as of March 31, 2020	870,065	756
Granted (1)	443,772	1,466
Converted from RSU*	10,920	-
Exercised	(545,212)	709
Forfeited	(75,837)	861
Expired	-	-
Options outstanding as of March 31, 2021	703,708	1,217
Vested and exercisable as of March 31, 2021	231,712	852

(1)	Includes 4,273 RS granted during the year to its Directors.

* During the year, the Company has converted RSU issued to its Board members into Restricted Shares (RS) at the then current share price on the date of conversion to be settled into equity shares of the Company.

Schedule of Intrinsic Value Per Option at the Date of Grant

The intrinsic value per option at the date of grant during the years ended March 31, 2020 and 2021 is as follows:

Date of grant	No. of options granted*	Deemed fair value of equity shares (INR)	Intrinsic value per option at the time of grant (INR)	Valuation used
July 2, 2019	13,760	778	—	Market price
March 22, 2020	12,000	1,080	—	Market price
March 31, 2020	256,699	1,070	—	Market price
October 01, 2020*	4,273	2,320	—	Market price
March 31, 2021	182,800	2,057	—	Market price

*Pertains to RSUs converted into RSs at the prevailing market price.

Summary of SARs Activity

A summary of SARs activity during the periods ending March 31, 2020 and 2021 is set out below:

	Number of SARs	Weighted average exercise price in INR
SAR outstanding as of March 31, 2019	-	-
Granted	1,970,000	752
Exercised	-	-
Forfeited	-	-
Expired	-	-
Options outstanding as of March 31, 2020	1,970,000	752
Vested as of March 31, 2020	350,000	722
Exercisable as of March 31, 2020	200,000	722

	Number of SARs	Weighted average exercise price in INR
SAR outstanding as of March 31, 2020	1,970,000	752
Granted	80,000	2,056
Exercised	(175,000)	722
Forfeited	-	-
Expired	-	-
Options outstanding as of March 31, 2021	1,875,000	810
Vested as of March 31, 2021	417,500	757
Exercisable as of March 31, 2021	67,500	940

Schedule of Fair Value Per SAR at Date of Grant

The fair value per SAR at the date of grant during the year ended March 31, 2021 is as follows:

Date of grant	No. of SARs granted	Deemed fair value of SAR (INR)	Vesting period	Valuation used
July 18, 2019	200,000	722	February 2020	Market price
July 18, 2019	1,600,000	722	March 31, 2020 to July 31, 2027	Market price
March 30, 2020	170,000	1,069	March 31, 2021 to March 31, 2024	Market price
March 31, 2021	80,000	2,056	March 31, 2022 to March 31, 2025	Market price

Summary of RSUs Activity

A summary of RSUs activity during the periods ending March 31, 2021 is set out below:

Number of RSUs
RSUs outstanding as of March 31, 2020	10,920
Granted	-
Converted to RS*	(10,920)
Exercised	-
Forfeited	-
Expired	-
Options outstanding as of March 31, 2021	-
Vested and exercisable as of March 31, 2021	-

* During the year, the Company has converted RSU issued to its Board members into Restricted Shares (RS) at the share price on the date of conversion which will be settled into equity shares of the Company.

Black Scholes Option Pricing Model [Member]
Schedule of Estimated Fair Value of Share Option Granted to Employees

The fair value of each share option granted to employees/ RS is estimated on the date of grant using the Black- Scholes option-pricing model with the following weighted average assumptions:

	Year ended March 31,
	2020	2021
Dividend yield	0%	0%
Expected term (in years)	4.2 – 5.7	3.7 – 7.4
Expected volatility	31.1% - 32.1%	34.0% - 45.6%
Risk free interest rate	0.47% - 0.62%	0.49% - 1.01%

Schedule of Estimated Fair Value of SAR Granted to Employees

The fair value of each SAR granted to employees is estimated at each reporting date using the Black- Scholes option-pricing model with the following weighted average assumptions:

	Year ended March 31,
	2020	2021
Dividend yield	0%	0%
Expected term (in years)	4.0 – 7.3	3.7 – 5.2
Expected volatility	27.06% - 34.43%	45.20% - 45.64%
Risk free interest rate	0.15% - 0.58%	0.63% - 1.01%